Taxes on Income (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Taxes on Income [Abstract]
Statutory tax rate	26.50%		25.00%		25.00%
Income before taxes on income as reported in the statement of operations	$ 6,636		$ 7,809		$ 11,174
Computed "expected" tax expense	1,759		1,952		2,794
Non-deductible expenses, net	135		518		151
Tax adjustment in respect of different tax rate for foreign subsidiaries	(168)		35		132
Taxes in respect to previous years	(560)		(609)
Influence of change in tax rate on DTA			15
Valuation allowance	(33)		63		(183)
Differences in basis of measurements for financial reporting and tax return purposes	466		(650)		24
Utilize tax losses from prior years					(2)
Other differences, net	(18)		(37)		(32)
Income tax expense	$ 1,581	[1]	$ 1,287	[1]	$ 2,884	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.